Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005448 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005448 | Top10HoldingJohnson & JohnsonBNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005448 | Top10HoldingUnitedHealth GroupBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005448 | Top10HoldingAbbVieBNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005448 | Top10HoldingMerckBNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005448 | Top10HoldingGilead SciencesBNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005448 | Top10HoldingThermo Fisher ScientificBNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005448 | Top10HoldingVertex PharmaceuticalsBNY-92532F100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005448 | Top10HoldingBristol-Myers SquibbBNY-110122108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005448 | Top10HoldingAbbott LaboratoriesBNY-002824100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005448 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000005448 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000005448 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005448 | Payors
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005448 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005448 | Implants
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005448 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005448 | Providers
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005448 | Other Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005448 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005449 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005449 | Top10HoldingJohnson & JohnsonBNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005449 | Top10HoldingUnitedHealth GroupBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005449 | Top10HoldingAbbVieBNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005449 | Top10HoldingMerckBNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005449 | Top10HoldingGilead SciencesBNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005449 | Top10HoldingThermo Fisher ScientificBNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005449 | Top10HoldingVertex PharmaceuticalsBNY-92532F100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005449 | Top10HoldingBristol-Myers SquibbBNY-110122108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005449 | Top10HoldingAbbott LaboratoriesBNY-002824100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005449 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000005449 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000005449 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005449 | Payors
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005449 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005449 | Implants
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005449 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005449 | Providers
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005449 | Other Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005449 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.80%